BUSINESS COMBINATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

NOTE 4: — BUSINESS COMBINATIONS

In February 2022, the Group acquired all of the shares of Clearit Customs Services, Inc., a US company, and the digital customs brokerage business assets from its related Canadian company. In consideration, the Group paid at closing a total amount of $5,000 in cash (which will be subject to a working capital adjustment and price reduction of $163, recorded under other receivables and prepaid expenses in the Company’s consolidated statement of financial position as of June 30, 2022) and issued 272,851 Ordinary shares of Freightos-HK valued at a total amount of $6,573. In addition, the Group may pay up to an additional $3,500 in cash subject to the business achieving certain operating and financial milestones over the period between 2022 and 2024. The parties intend to treat the sale and acquisition of the shares of the US company as a sale and purchase of assets pursuant to Section 338(h)(10) of the US Internal Revenue Code.

The fair value of the contingent consideration as of the acquisition date was $1,768, and was estimated using a valuation method based mainly on certain management estimations of current and forecasted financial results of operations of the acquired business. As of June 30, 2022, the estimated fair value of the contingent consideration was $1,599, and the amounts of $443 and $1,156 were recorded under current liabilities and other long-term liabilities, respectively.

NOTE 4: — BUSINESS COMBINATIONS (continued)

The following table summarizes the fair value of the consideration transferred:

Cash paid	$4,837
Shares issued	6,573
Fair value of contingent consideration	1,768
$13,178

The following table summarizes the fair value of the acquired assets and assumed liabilities and the resulting goodwill as of the acquisition date:

Cash	$817
Current assets	559
Property and equipment	12
Customer relations	1,972
Technology	3,762
Goodwill	7,607
Current liabilities	(1,551)
$13,178

Acquisition related costs in the amount of $135, that were directly attributable to the transaction, were carried as an expense to the consolidated statement of profit or loss and other comprehensive loss, under general and administrative expenses.

Following are the supplemental consolidated financial results of the Group on an unaudited pro forma basis, as if the Clearit Business acquisition had been consummated on January 1, 2021:

	For the period of
	six months ended
	June 30,
	2022	2021
	(unaudited)	(unaudited)
Proforma revenue	$9,760	$6,408
Proforma loss	(10,548)	(7,059)
Proforma loss per Ordinary share	$(1.88)	$(1.53)

These proforma results were based on estimates and assumptions, which the Company believes are reasonable. They are not necessarily the results that would have been realized had the Company and the Clearit Business been a combined company during the periods presented and are not necessarily indicative of the Company’s consolidated results of operations in future periods. The pro forma results include adjustments related to purchase accounting, primarily the amortization of intangible assets.

NOTE 5: — BUSINESS COMBINATIONS

In December 2021, the Group acquired all of the membership interests of 9T Technologies LLC (“7LFreight”), a US company engaged in the business of freight rate management SaaS.

NOTE 5: — BUSINESS COMBINATIONS (continued)

At closing, the Group paid the sellers of 7LFreight $4,500 in cash, subject to a working capital adjustment, and issued the sellers 102,320 Ordinary shares of Freightos-HK, valued at an amount of $2,465. In addition, the Group may pay the sellers up to $600 in cash and issue up to an additional 40,928 Ordinary shares of the Company subject to the 7LFreight business achieving certain operating and financial milestones over the next two years. The fair value of the contingent consideration as of the acquisition date was $1,375, and was estimated using a valuation method based mainly on the current fair value and standard deviation of Freightos-HK’s Ordinary share, as well as on certain other management estimations of the probability of meeting certain performance indicators. As of December 31, 2021, the contingent consideration in the amounts of $688 and $687 were recorded under current liabilities and other long-term liabilities, respectively.

The following table summarizes the fair value of the consideration transferred:

Cash paid	$4,650
Shares issued	2,465
Fair value of contingent consideration	1,375
$8,490

The following table summarizes the fair value of the acquired assets and assumed liabilities and the resulting goodwill as of the acquisition date:

Cash	$127
Current assets	52
Property and equipment	4
Customer relations	850
Technology	1,763
Goodwill	5,723
Current liabilities	(29)
$8,490

Acquisition related costs in the amount of $42, that were directly attributable to the transaction, were carried as an expense to the consolidated statement of profit or loss and other comprehensive loss, under general and administrative expenses.

Following are the supplemental consolidated financial results of the Company on an unaudited pro forma basis, as if the 7LFreight acquisition had been consummated on January 1, 2020:

	Year ended December 31,
	2021	2020
Proforma revenue	$13,525	$10,934
Proforma loss	(16,624)	(14,376)
Proforma loss per Ordinary share	$(3.76)	$(3.31)

These proforma results were based on estimates and assumptions, which the Company believes are reasonable. They are not necessarily the results that would have been realized had the Company and 7LFreight been a combined company during the periods presented and are not necessarily indicative of the Company’s consolidated results of operations in future periods. The pro forma results include adjustments related to purchase accounting, primarily amortization of intangible assets.